Business Combinations, Acquisitions, Sale and Non-controlling Interest - Additional Information (Details) (Detail) $ in Thousands	1 Months Ended									12 Months Ended
	Feb. 28, 2017 MXN ($)	Jan. 31, 2017 MXN ($)	Jan. 31, 2017 USD ($)	Nov. 30, 2016 MXN ($)	Aug. 31, 2016	Jul. 31, 2016	May 31, 2016 MXN ($)	May 31, 2016 USD ($)	Jan. 31, 2016 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Sep. 30, 2016 MXN ($)	May 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Business acquisitions controlling interest									99.99%
Amount paid for business acquisition									$ 1,088,668,000
Goodwill amount recognized									$ 1,046,253,000					$ 1,251,464
Tracfone Wireless Inc [member]
Disclosure of detailed information about business combination [line items]
Additional business acquisition							1.80%								1.80%
Percentage of capital stock							100.00%								100.00%
Amount paid for business acquisition							$ 2,300,553,000								$ 124,673
Gain loss on equity transactions							0
Olo and TVS [member]
Disclosure of detailed information about business combination [line items]
Amount paid for business acquisition							$ 1,854,379,000	$ 102,343
Goodwill amount recognized											$ 329,366,000	$ 188,452,000	$ 1,454,333,000
Percentage of capital stock							100.00%								100.00%
Amount paid from Company		$ 2,079,095,000	$ 94,789				$ 152,214,000	$ 7,554
Other Entities [member]
Disclosure of detailed information about business combination [line items]
Goodwill amount recognized												260,355,000
Net of cash paid												3,249,164,000
Telekom Austria [member]
Disclosure of detailed information about business combination [line items]
Amount paid for business acquisition				$ 582,931,000
Goodwill amount recognized				$ 200,973,000
Percentage of outstanding common stock sold					0.89%	7.80%
Percentage of stake reduced										51.00%
Cash received from sale of outstanding common stock										$ 6,323,336,000
Name of acquiree				Atlant Telecom (Atlant) and its subsidiary TeleSet
Description of acquiree				Leading privately owned fixed-line operators in Belarus offering fixed-line broadband, IPTV and cable TV as well as a video and audio library.
Acquisition of fixed line operator				100.00%
Telekom Austria [member] | Metronet [member]
Disclosure of detailed information about business combination [line items]
Amount paid for business acquisition	$ 1,550,534,000
Goodwill amount recognized	$ 502,574,000
Acquisition of fixed line operator	97.68%
Telekom Austria [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of sale reduced overall shareholding					59.70%
Telekom Austria [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of sale reduced overall shareholding					51.89%
Mexican and Brazil subsidiaries [member]
Disclosure of detailed information about business combination [line items]
Additional non-controlling interest acquired												$ 23,881,000